Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JANUS INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Oct. 29, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%. A comparison of the Fund’s prior and new annual management fee rate schedule (expressed as an annual rate) is shown below.

PRIOR FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
First $300 Million Over $300 Million	0.64 0.54

NEW FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
All Asset Levels	0.44

In response to the above changes, the Fund’s Prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees(1)	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.10%	0.13%	0.34%	0.13%	0.06%	0.29%
Total Annual Fund Operating Expenses(2)	0.79%	1.57%	1.03%	0.57%	0.50%	0.73%
Fee Waiver(2)	0.05%	0.05%	0.09%	0.05%	0.06%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.74%	1.52%	0.94%	0.52%	0.44%	0.69%
(1)	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

EXAMPLE:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$496	$678	$1,203
Class C Shares	$260	$496	$855	$1,867
Class S Shares	$105	$328	$569	$1,259
Class I Shares	$58	$183	$318	$714
Class N Shares	$51	$160	$280	$628
Class T Shares	$75	$233	$406	$906

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$496	$678	$1,203
Class C Shares	$160	$496	$855	$1,867
Class S Shares	$105	$328	$569	$1,259
Class I Shares	$58	$183	$318	$714
Class N Shares	$51	$160	$280	$628
Class T Shares	$75	$233	$406	$906

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%. A comparison of the Fund’s prior and new annual management fee rate schedule (expressed as an annual rate) is shown below.

PRIOR FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
First $300 Million Over $300 Million	0.64 0.54

NEW FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
All Asset Levels	0.44

In response to the above changes, the Fund’s Prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.44%
Other Expenses	0.21%
Total Annual Fund Operating Expenses(2)	0.65%
Fee Waiver(2)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.58%
(1)	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

EXAMPLE:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$66	$208	$362	$810

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Large Cap Value Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees (may adjust up or down)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.28%	0.30%	0.62%	0.25%	0.15%	0.41%
Total Annual Fund Operating Expenses(1)	1.00%	1.77%	1.34%	0.72%	0.62%	0.88%
Fee Waiver(1)	0.13%	0.14%	0.31%	0.08%	0.09%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.87%	1.63%	1.03%	0.64%	0.53%	0.78%
(1)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Large Cap Value Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees (may adjust up or down)	0.47%
Other Expenses	0.31%
Total Annual Fund Operating Expenses(1)	0.78%
Fee Waiver(1)	0.11%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.67%
(1)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class R Shares
Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Global Unconstrained Bond Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.12%	0.13%	0.38%	0.12%	0.03%	0.39%	0.30%
Acquired Fund(1) Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	1.03%	1.79%	1.29%	0.78%	0.69%	1.55%	0.96%
Fee Waiver(2)	0.00%	0.00%	0.03%	0.00%	0.00%	0.04%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.03%	1.79%	1.26%	0.78%	0.69%	1.51%	0.96%
(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses), exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Global Unconstrained Bond Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.63%
Other Expenses	0.29%
Acquired Fund(1) Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(2)	0.95%
Fee Waiver(2)	0.04%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.91%
(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%. A comparison of the Fund’s prior and new annual management fee rate schedule (expressed as an annual rate) is shown below.

PRIOR FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
First $300 Million Over $300 Million	0.64 0.54

NEW FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
All Asset Levels	0.44

In response to the above changes, the Fund’s Prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees(1)	0.44%	0.44%	0.44%	0.44%	0.44%	0.44%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.10%	0.13%	0.34%	0.13%	0.06%	0.29%
Total Annual Fund Operating Expenses(2)	0.79%	1.57%	1.03%	0.57%	0.50%	0.73%
Fee Waiver(2)	0.05%	0.05%	0.09%	0.05%	0.06%	0.04%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.74%	1.52%	0.94%	0.52%	0.44%	0.69%
(1)	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

EXAMPLE:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If Shares are redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$496	$678	$1,203
Class C Shares	$260	$496	$855	$1,867
Class S Shares	$105	$328	$569	$1,259
Class I Shares	$58	$183	$318	$714
Class N Shares	$51	$160	$280	$628
Class T Shares	$75	$233	$406	$906

If Shares are not redeemed:	1 Year	3 Years	5 Years	10 Years
Class A Shares	$329	$496	$678	$1,203
Class C Shares	$160	$496	$855	$1,867
Class S Shares	$105	$328	$569	$1,259
Class I Shares	$58	$183	$318	$714
Class N Shares	$51	$160	$280	$628
Class T Shares	$75	$233	$406	$906

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (expenses that you pay each year as a percentage of the value of <br/>your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reinvest all dividends and distributions. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares are not redeemed:
Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.74%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	$ 329
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	678
10 Years	rr_ExpenseExampleYear10	$ 1,203
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 329
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	678
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,203
Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.52%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	$ 260
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	$ 1,867
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 160
3 Years	rr_ExpenseExampleNoRedemptionYear03	496
5 Years	rr_ExpenseExampleNoRedemptionYear05	855
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,867
Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.94%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	$ 1,259
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class S Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 105
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,259
Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.05%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.52%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 58
3 Years	rr_ExpenseExampleNoRedemptionYear03	183
5 Years	rr_ExpenseExampleNoRedemptionYear05	318
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 714
Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.44%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	$ 628
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class N Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 51
3 Years	rr_ExpenseExampleNoRedemptionYear03	160
5 Years	rr_ExpenseExampleNoRedemptionYear05	280
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 628
Janus Henderson Short-Term Bond Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%	[2]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	406
10 Years	rr_ExpenseExampleYear10	$ 906
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class T Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 75
3 Years	rr_ExpenseExampleNoRedemptionYear03	233
5 Years	rr_ExpenseExampleNoRedemptionYear05	406
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 906
Janus Henderson Short-Term Bond Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Short-Term Bond Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

The Board of Trustees of Janus Investment Fund approved a new management fee rate for Janus Henderson Short-Term Bond Fund (the “Fund”), effective December 14, 2018, that reduces the management fee rate paid by the Fund to Janus Capital Management LLC to 0.44%. A comparison of the Fund’s prior and new annual management fee rate schedule (expressed as an annual rate) is shown below.

PRIOR FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
First $300 Million Over $300 Million	0.64 0.54

NEW FEE RATE
Average Daily Net Assets of the Fund	Contractual Investment Advisory Fee (%) (annual rate)
All Asset Levels	0.44

In response to the above changes, the Fund’s Prospectuses are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees(1)	0.44%
Other Expenses	0.21%
Total Annual Fund Operating Expenses(2)	0.65%
Fee Waiver(2)	0.07%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.58%
(1)	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

2.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

EXAMPLE:

The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class D Shares	$66	$208	$362	$810

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then sell all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses without waivers remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Janus Henderson Short-Term Bond Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[3]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.58%	[3]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class D Shares
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	362
10 Years	rr_ExpenseExampleYear10	$ 810
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Large Cap Value Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class T
Management Fees (may adjust up or down)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution/Services (12b-1) Fees	0.25%	1.00%	0.25%	None	None	None
Other Expenses	0.28%	0.30%	0.62%	0.25%	0.15%	0.41%
Total Annual Fund Operating Expenses(1)	1.00%	1.77%	1.34%	0.72%	0.62%	0.88%
Fee Waiver(1)	0.13%	0.14%	0.31%	0.08%	0.09%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.87%	1.63%	1.03%	0.64%	0.53%	0.78%
(1)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (expenses that you pay each year as a percentage of the value of<br/> your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.00%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.13%	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.87%	[5]
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.14%	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.63%	[5]
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%	[5]
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.08%	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.64%	[5]
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.09%	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.53%	[5]
Janus Henderson Large Cap Value Fund | Class A, C, S, I, N, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[5]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[5]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.78%	[5]
Janus Henderson Large Cap Value Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Large Cap Value Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Large Cap Value Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees (may adjust up or down)	0.47%
Other Expenses	0.31%
Total Annual Fund Operating Expenses(1)	0.78%
Fee Waiver(1)	0.11%
Total Annual Fund Operating Expenses After Fee Waiver(1)	0.67%
(1)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Janus Henderson Large Cap Value Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.47%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[6]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[6]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.67%	[6]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

Class A Shares	Class S Shares	Class N Shares
Class C Shares	Class I Shares	Class R Shares
Class T Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Global Unconstrained Bond Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class S	Class I	Class N	Class R	Class T
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution/Service (12b-1) Fees	0.25%	1.00%	0.25%	None	None	0.50%	None
Other Expenses	0.12%	0.13%	0.38%	0.12%	0.03%	0.39%	0.30%
Acquired Fund(1) Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	1.03%	1.79%	1.29%	0.78%	0.69%	1.55%	0.96%
Fee Waiver(2)	0.00%	0.00%	0.03%	0.00%	0.00%	0.04%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver(2)	1.03%	1.79%	1.26%	0.78%	0.69%	1.51%	0.96%
(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses), exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES<br/> (expenses that you pay each year as a percentage of the <br/>value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class A
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.03%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class C
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.79%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class S
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.26%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class I
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.78%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class N
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class N
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class R
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class R
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.51%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class A, C, S, I, N, R, T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class T
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution/Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[7]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%	[8]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[8]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[8]
Janus Henderson Global Unconstrained Bond Fund | Class D Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

Class D Shares

Supplement dated December 14, 2018

to Currently Effective Prospectuses

Effective immediately, the Prospectuses for Janus Henderson Global Unconstrained Bond Fund (the “Fund”) are revised as follows:

1.	Under “Fees and Expenses of the Fund” in the Fund Summary section of the Fund’s Prospectuses, the following replaces the corresponding information:

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class D
Management Fees	0.63%
Other Expenses	0.29%
Acquired Fund(1) Fees and Expenses	0.03%
Total Annual Fund Operating Expenses(2)	0.95%
Fee Waiver(2)	0.04%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.91%
(1)
“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

Please retain this Supplement with your records.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES <br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2019
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
Janus Henderson Global Unconstrained Bond Fund | Class D Shares | Class D
Risk/Return:	rr_RiskReturnAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	Class D
Management Fees	rr_ManagementFeesOverAssets	0.63%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[9]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[10]
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[10]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.91%	[10]

[1]	Annual Fund Operating Expenses were restated, effective December 14, 2018, to reflect a reduction to the Management Fee paid by the Fund to Janus Capital.
[2]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[3]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.44% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[4]	(may adjust up or down)
[5]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[6]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.70% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[7]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights tables because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[8]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses), exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.
[9]	“Acquired Fund” refers to any underlying fund (including, but not limited to, exchange-traded funds) in which a fund invests or has invested during the period. Acquired fund fees and expenses are indirect expenses a fund may incur as a result of investing in shares of an underlying fund. To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the “Ratio of gross expenses to average net assets” presented in the Financial Highlights table because that ratio includes only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.
[10]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding administrative services fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.73% until at least November 1, 2019. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.